Earnings Per Share - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock issuable on conversion (in shares)	0.9	0.1
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock issuable on conversion (in shares)	1.3	1.3	1.3
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock issuable on conversion (in shares)			0.3